Accounts Payable and Accrued Liabilities	12 Months Ended
May. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of May 31, 2015 and 2014, accounts payable and accrued liabilities consisted of the following:

	2015	2014

	(in thousands)
Trade accounts payable	$22,836	$13,076
Compensation and benefits	57,238	61,193
Third party processing expenses	4,399	11,062
Commissions to third parties	63,737	66,551
Accrued fees and assessment expenses	39,417	51,649
Other	125,020	86,499
	$312,647	$290,030